10. DERIVATIVE LIABILITY (Tables)	12 Months Ended
Jun. 30, 2014
Derivative Liability Tables
Schedule of Fair Value of Financial Liabilities

	Fair Value at
	June 30,	Fair Value Measurement Using
	2014	Level 1	Level 2	Level 3
Derivative liability - Debentures	$3,701	$-	$-	$3,701

	Fair Value at
	June 30,	Fair Value Measurement Using
	2013	Level 1	Level 2	Level 3
Derivative liability - Debentures	$2,794	$-	$-	$2,794

	Fair Value at
	June 30,	Fair Value Measurement Using
	2014	Level 1	Level 2	Level 3
Derivative liability - Warrants	$1,435	$-	$-	$1,435

	Fair Value at
	June 30,	Fair Value Measurement Using
	2013	Level 1	Level 2	Level 3
Derivative liability - Warrants	$2,058	$-	$-	$2,058

Schedule of changes in the fair value of the Company's Level 3 financial liabilities

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (Derivative liability - Debentures) for the periods ended June 30, 2014 and June 30, 2013:

	June 30, 2014	June 30, 2013
Balance at beginning of period	$ 2,794	$ 2,118
Additions to derivative instruments	2,824	3,780
Change in fair market value of the derivative liability	(1,917)	(3,104)
Balance at end of period	$ 3,701	$ 2,794

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (warrant derivative liability) for the periods ended June 30, 2014 and June 30, 2013:

	June 30, 2014	June 30, 2013
Balance at beginning of period	$ 2,058	$ 1,389
Additions to derivative instruments	414	2,316
Change in fair market value	(1,037)	(1,647)
Balance at end of period	$ 1,435	$ 2,058

Key assumptions
	June 30, 2014	June 30, 2013
Number of shares	96,926,000	44,118,000
Fair market value of stock	$0.08	$0.13
Conversion Price	$0.06-$0.13	$0.17
Volatility	142% -170%	116% -119%
Risk-free interest rate	0.03%-.88%	0.14%-0.71%
Expected dividend yield	0%	0%
Life of Debentures (years)	.5-1.75	1.5-2.7

	June 30, 2014	June 30, 2013
Number of shares underlying the Warrants	27,944,000	22,059,000
Fair market value of stock	$0.08	$0.13
Exercise Price	$0.15-$0.21	$0.21
Volatility	127%-141%	118%-134%
Risk-free interest rate	0.80%-.1.42%	0.71%-.1.50%
Expected dividend yield	0%	0%
Warrant life (years)	2.5-4	3.5-4.7